Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Current expense (benefit)
Federal	$ 542	$ 610
State	54	134
Total current expense	596	744
Deferred expense
Federal	124	534
State	308	26
Total deferred expense	432	560
Change in valuation allowance related to realization of net state deferred tax asset	(335)	(77)
Total	$ 693	$ 1,227